UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0560

John Hancock Investment Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2019

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock

Diversified Real Assets Fund

Semiannual report 9/30/19

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the fund's shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change, and you do not need to take any action. You may elect to receive shareholder reports and other communications electronically by calling John Hancock Investment Management or by contacting your financial intermediary.

You may elect to receive all reports in paper, free of charge, at any time. You can inform John Hancock Investment Management or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by following the instructions listed above. Your election to receive reports in paper will apply to all funds held with John Hancock Investment Management or your financial intermediary.

A message to shareholders

Dear shareholder,

It was a rather volatile time for global stock markets during the six months ended September 30, 2019, with investor uncertainty surrounding global trade, a slowdown in China, and the latest developments on the Brexit front leading to some dramatic swings in performance. Central banks introduced stimulative measures late in the period, with the U.S. Federal Reserve cutting interest rates twice and the European Central Bank rolling out a sweeping package in September.

The economic fundamentals around the globe are relatively mixed today, with the United States appearing fairly healthy, Europe on somewhat less stable footing, and emerging economies on divergent paths. With an uncertain outlook, it's safe to say there are sure to be patches of market turbulence as the year goes on. As always, your best resource in unpredictable markets is your financial advisor, who can help position your portfolio so that it's sufficiently diversified to meet your long-term objectives and to withstand the inevitable bouts of market volatility along the way.

On behalf of everyone at John Hancock Investment Management, I'd like to take this opportunity to welcome new shareholders and thank existing shareholders for the continued trust you've placed in us.

Sincerely,

Andrew G. Arnott
President and CEO,
John Hancock Investment Management
Head of Wealth and Asset Management,
United States and Europe

This commentary reflects the CEO's views as of this report's period end and are subject to change at any time. Diversification does not guarantee investment returns and does not eliminate risk of loss. All investments entail risks, including the possible loss of principal. For more up-to-date information, you can visit our website at jhinvestments.com.

John Hancock
Diversified Real Assets Fund

Table of contents

2	Your fund at a glance
3	Portfolio summary
5	A look at performance
7	Your expenses
9	Fund's investments
18	Financial statements
21	Financial highlights
22	Notes to financial statements
30	Continuation of investment advisory and subadvisory agreements
37	More information

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       1

Your fund at a glance

INVESTMENT OBJECTIVE

The fund seeks a long-term total return in excess of inflation.

AVERAGE ANNUAL TOTAL RETURNS AS OF 9/30/19 (%)

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower. Since inception returns for the Morningstar fund category average are not available,

The past performance shown here reflects reinvested distributions and the beneficial effect of any expense reductions, and does not guarantee future results. Returns for periods shorter than one year are cumulative. Performance of the other share classes will vary based on the difference in the fees and expenses of those classes. Shares will fluctuate in value and, when redeemed, may be worth more or less than their original cost. Current month-end performance may be lower or higher than the performance cited, and can be found at jhinvestments.com or by calling 800-225-5291. For further information on the fund's objectives, risks, and strategy, see the fund's prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       2

Portfolio summary

SECTOR COMPOSITION AS OF 9/30/19 (%)

TOP 10 HOLDINGS AS OF 9/30/19 (%)

Chevron Corp.	2.6
Royal Dutch Shell PLC, A Shares	2.5
BP PLC	2.1
Exxon Mobil Corp.	1.8
Equinix, Inc.	1.8
Suncor Energy, Inc.	1.6
BHP Group, Ltd., ADR	1.5
Prologis, Inc.	1.5
TOTAL SA	1.3
Rio Tinto PLC, ADR	1.3
TOTAL	18.0
As a percentage of net assets.
Cash and cash equivalents are not included.

A note about risks

The fund may be subject to various risks as described in the fund's prospectus. For more information, please refer to the "Principal risks" section of the prospectus.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       3

COUNTRY COMPOSITION AS OF 9/30/19 (%)

United States	54.6
Canada	17.5
United Kingdom	5.7
Australia	3.7
Japan	2.8
Netherlands	2.8
France	2.4
Hong Kong	1.9
Sweden	1.3
Norway	1.2
Other countries	6.1
TOTAL	100.0
As a percentage of net assets.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       4

A look at performance

TOTAL RETURNS FOR THE PERIOD ENDED  SEPTEMBER 30, 2019

Average annual total returns (%) with maximum sales charge			Cumulative total returns (%) with maximum sales charge
	1-year	Since inception[1]	6-month	Since inception[1]
Class NAV[2]	-3.12	1.02	-1.40	1.63
Index †	1.83	3.27	4.56	5.27

Performance figures assume all distributions have been reinvested.

The expense ratios of the fund, both net (including any fee waivers and/or expense limitations) and gross (excluding any fee waivers and/or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. Net expenses reflect contractual expense limitations in effect until July 31, 2020 and are subject to change. Had the contractual fee waivers and expense limitations not been in place, gross expenses would apply. The expense ratios are as follows:

Class NAV
Gross (%)	0.94
Net (%)	0.88

Please refer to the most recent prospectus and annual report for more information on expenses and any expense limitation arrangements for each class.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund's current performance may be higher or lower than the performance shown. For current to the most recent month-end performance data, please call 800-225-5291 or visit the fund's website at jhinvestments.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The fund's performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

†	Index is the MSCI World Index.

See the following page for footnotes.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       5

This chart and table show what happened to a hypothetical $10,000 investment in John Hancock Diversified Real Assets Fund for the share class and the periods indicated, assuming all distributions were reinvested. For comparison, we've shown the same investment in the MSCI World Index.

	Start date	With maximum sales charge ($)	Without sales charge ($)	Index ($)
Class NAV[2]	2-26-18	10,163	10,163	10,527

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would result in lower returns.

Footnotes related to performance pages

1	From 2-26-18.
2	For certain types of investors, as described in the fund's prospectus.
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       6

Your expenses
These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.
Understanding fund expenses
As a shareholder of the fund, you incur two types of costs:
■Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.
■Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.
We are presenting only your ongoing operating expenses here.
Actual expenses/actual returns
The first line of each share class in the table on the following page is intended to provide information about the fund’s actual ongoing operating expenses, and is based on the fund’s actual return. It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019.
Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at September 30, 2019, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:
Hypothetical example for comparison purposes
The second line of each share class in the table on the following page allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the class’s actual return). It assumes an account value of $1,000.00 on April 1, 2019, with the same investment held until September 30, 2019. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	7

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.
SHAREHOLDER EXPENSE EXAMPLE CHART

		Account value on 4-1-2019	Ending value on 9-30-2019	Expenses paid during period ended 9-30-2019[1]	Annualized expense ratio
Class NAV	Actual expenses/actual returns	$1,000.00	$ 986.00	$4.32	0.87%
	Hypothetical example	1,000.00	1,020.70	4.40	0.87%

[1]	Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).
8	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT

Fund’s investments
AS OF 9-30-19 (unaudited)
	Shares	Value
Common stocks 99.0%		$965,142,580
(Cost $1,005,116,862)
Communication services 1.0%		9,884,007
Diversified telecommunication services 0.5%
BT Group PLC	744,063	1,632,030
China Tower Corp., Ltd., H Shares (A)	13,820,000	3,136,431
Media 0.4%
Comcast Corp., Class A	78,926	3,557,984
Wireless telecommunication services 0.1%
NTT DOCOMO, Inc.	60,998	1,557,562
Energy 37.9%		369,978,049
Energy equipment and services 2.8%
Apergy Corp. (B)	64,189	1,736,312
Baker Hughes, a GE Company	147,307	3,417,522
Calfrac Well Services, Ltd. (B)(C)	361,952	428,928
Halliburton Company	225,004	4,241,325
Helmerich & Payne, Inc.	29,627	1,187,154
Patterson-UTI Energy, Inc.	363,588	3,108,677
Precision Drilling Corp. (B)	886,290	1,016,840
Schlumberger, Ltd.	192,260	6,569,524
TechnipFMC PLC	170,545	4,116,956
Transocean, Ltd. (B)	273,590	1,222,947
Trican Well Service, Ltd. (B)(C)	727,988	554,982
Oil, gas and consumable fuels 35.1%
Advantage Oil & Gas, Ltd. (B)	1,171,818	1,901,656
Aker BP ASA	119,373	3,180,771
Apache Corp.	25,729	658,662
ARC Resources, Ltd. (C)	246,754	1,175,241
BP PLC	3,307,533	20,939,103
Cabot Oil & Gas Corp.	264,606	4,649,127
Callon Petroleum Company (B)(C)	352,772	1,531,030
Cameco Corp.	162,336	1,541,448
Canadian Natural Resources, Ltd.	319,486	8,500,496
Cenovus Energy, Inc.	828,790	7,775,869
Cheniere Energy, Inc. (B)	25,206	1,589,490
Chevron Corp.	214,288	25,414,557
Cimarex Energy Company	83,568	4,006,250
Concho Resources, Inc.	85,887	5,831,727
ConocoPhillips	200,863	11,445,174
Continental Resources, Inc. (B)	202,461	6,233,774
Devon Energy Corp.	251,043	6,040,095
Diamondback Energy, Inc.	112,100	10,078,911
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	9

	Shares	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Enbridge, Inc.	48,977	$1,719,010
Encana Corp. (C)	803,953	3,683,432
Enerplus Corp. (C)	426,841	3,179,923
EOG Resources, Inc.	122,806	9,114,661
EQT Corp.	113,888	1,211,768
Equinor ASA	431,316	8,170,066
Exxon Mobil Corp.	251,963	17,791,107
Galp Energia SGPS SA	524,366	7,886,044
Hess Corp.	94,255	5,700,542
Hurricane Energy PLC (B)	1,040,623	542,639
Husky Energy, Inc.	112,536	791,664
Imperial Oil, Ltd.	101,907	2,653,728
Kelt Exploration, Ltd. (B)	590,356	1,550,695
Keyera Corp.	153,469	3,726,533
Lundin Petroleum AB (C)	230,654	6,914,689
Marathon Oil Corp.	386,954	4,747,926
Marathon Petroleum Corp.	131,219	7,971,554
NexGen Energy, Ltd. (B)(C)	202,677	263,127
Noble Energy, Inc.	201,736	4,530,991
NuVista Energy, Ltd. (B)	936,097	1,752,289
Occidental Petroleum Corp.	130,827	5,817,877
Parex Resources, Inc. (B)	133,993	2,053,106
Parsley Energy, Inc., Class A	263,031	4,418,921
Pembina Pipeline Corp.	102,732	3,808,105
Phillips 66	110,540	11,319,296
Pioneer Natural Resources Company	73,041	9,186,367
Range Resources Corp. (C)	59,365	226,774
Royal Dutch Shell PLC, A Shares	836,127	24,521,772
Seven Generations Energy, Ltd., Class A (B)	22,980	146,048
Suncor Energy, Inc.	503,134	15,870,453
TC Energy Corp.	182,493	9,449,387
The Williams Companies, Inc.	300,383	7,227,215
Tidewater Midstream and Infrastructure, Ltd. (C)	1,053,510	898,567
TOTAL SA (C)	251,181	13,078,221
Tourmaline Oil Corp.	65,899	652,101
Tullow Oil PLC	275,573	722,242
Valero Energy Corp.	145,940	12,439,926
WPX Energy, Inc. (B)	391,382	4,144,735
Financials 0.3%		2,757,256
Capital markets 0.0%
Tritax EuroBox PLC (A)	296,975	345,056
10	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Diversified financial services 0.3%
Berkshire Hathaway, Inc., Class B (B)	11,596	$2,412,200
Industrials 0.9%		9,152,458
Construction and engineering 0.4%
Vinci SA	33,819	3,642,965
Electrical equipment 0.0%
Vestas Wind Systems A/S	1,399	108,532
Road and rail 0.3%
Canadian National Railway Company	32,032	2,876,195
Transportation infrastructure 0.2%
Japan Airport Terminal Company, Ltd.	58,000	2,524,766
Information technology 0.4%		3,786,205
IT services 0.3%
InterXion Holding NV (B)	32,481	2,645,902
Semiconductors and semiconductor equipment 0.1%
First Solar, Inc. (B)	19,657	1,140,303
Materials 17.3%		168,245,646
Chemicals 0.6%
Albemarle Corp. (C)	5,859	407,318
Corteva, Inc.	18,603	520,884
Dow, Inc.	12,999	619,402
DuPont de Nemours, Inc.	13,836	986,645
LyondellBasell Industries NV, Class A	21,586	1,931,299
Nutrien, Ltd.	18,984	945,725
Metals and mining 16.5%
Agnico Eagle Mines, Ltd.	132,734	7,113,344
Alacer Gold Corp. (B)	150,062	605,979
Alamos Gold, Inc., Class A	171,110	994,488
Alcoa Corp. (B)	106,612	2,139,703
Altius Minerals Corp. (C)	96,943	807,828
Anglo American PLC	74,930	1,722,031
AngloGold Ashanti, Ltd., ADR (C)	97,279	1,777,287
Antofagasta PLC	69,790	770,447
B2Gold Corp. (B)	752,273	2,447,293
Barrick Gold Corp.	542,568	9,386,465
BHP Group PLC, ADR	200,761	8,600,601
BHP Group, Ltd., ADR (C)	304,103	15,016,606
Boliden AB	60,142	1,381,255
Capstone Mining Corp. (B)	989,500	440,657
Champion Iron, Ltd. (B)	675,000	1,110,692
Cobalt 27 Capital Corp. (B)(C)	377,682	1,140,301
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	11

	Shares	Value
Materials (continued)
Metals and mining (continued)
Continental Gold, Inc. (B)	62,455	$173,480
Detour Gold Corp. (B)	241,180	3,540,741
Endeavour Mining Corp. (B)	159,568	3,049,599
ERO Copper Corp. (B)	265,783	3,881,874
First Quantum Minerals, Ltd.	443,225	3,723,512
Franco-Nevada Corp.	87,983	8,016,989
Freeport-McMoRan, Inc.	565,419	5,411,060
Fresnillo PLC	22,520	189,454
Glencore PLC (B)	479,366	1,444,586
Golden Star Resources, Ltd. (B)(C)	178,800	514,193
Hudbay Minerals, Inc.	225,440	813,378
Ivanhoe Mines, Ltd., Class A (B)	963,870	2,502,708
K92 Mining, Inc. (B)	115,000	184,889
Kinross Gold Corp. (B)	478,202	2,201,783
Kirkland Lake Gold, Ltd.	165,297	7,404,896
Lucara Diamond Corp.	815,570	683,310
Lundin Mining Corp.	871,370	4,097,547
MAG Silver Corp. (B)	121,981	1,296,368
Marathon Gold Corp. (B)	150,000	148,319
Nevada Copper Corp. (B)	5,323,500	924,184
New Gold, Inc. (B)	154,112	154,711
Newcrest Mining, Ltd.	80,649	1,861,030
Newmont Goldcorp Corp.	329,426	12,491,834
Nexa Resources SA (C)	11,840	111,353
Nucor Corp.	13,994	712,435
OceanaGold Corp.	277,098	723,674
Osisko Gold Royalties, Ltd.	98,198	912,418
Osisko Mining, Inc. (B)	569,299	1,344,987
Pan American Silver Corp.	15,920	249,341
Pretium Resources, Inc. (B)	24,600	283,535
Rio Tinto PLC, ADR	240,124	12,508,059
Sandstorm Gold, Ltd. (B)	104,803	592,501
Seabridge Gold, Inc. (B)(C)	21,072	266,772
SEMAFO, Inc. (B)	442,455	1,419,356
SilverCrest Metals, Inc. (B)	254,230	1,325,984
SolGold PLC (B)	600,000	181,153
South32, Ltd.	196,564	346,679
Southern Copper Corp.	43,182	1,473,802
SSR Mining, Inc. (B)	165,122	2,394,228
Steel Dynamics, Inc.	4,888	145,662
Stornoway Diamond Corp. (B)(C)(D)	3,062,000	46,224
Teck Resources, Ltd., Class B	333,450	5,406,277
TMAC Resources, Inc. (B)	61,224	205,181
12	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Materials (continued)
Metals and mining (continued)
Turquoise Hill Resources, Ltd. (B)	724,734	$339,159
Vale SA, ADR (B)	46,028	529,322
Warrior Met Coal, Inc.	46,000	897,920
Western Areas, Ltd.	938,207	1,966,263
Wheaton Precious Metals Corp.	201,046	5,271,795
Yamana Gold, Inc.	397,362	1,259,705
Paper and forest products 0.2%
Interfor Corp. (B)	97,975	1,035,325
West Fraser Timber Company, Ltd.	17,994	719,841
Real estate 36.0%		350,926,130
Equity real estate investment trusts 32.5%
Activia Properties, Inc.	698	3,565,744
Aedifica SA	6,963	805,621
Agree Realty Corp.	67,936	4,969,513
Alexandria Real Estate Equities, Inc.	58,980	9,085,279
alstria office REIT-AG	60,297	1,034,128
American Tower Corp.	36,236	8,012,867
Americold Realty Trust	161,175	5,974,757
Apartment Investment & Management Company, A Shares	125,718	6,554,937
Assura PLC	796,936	698,300
Big Yellow Group PLC	18,361	234,609
Brixmor Property Group, Inc.	212,281	4,307,181
Canadian Apartment Properties REIT	70,884	2,914,331
CoreSite Realty Corp.	43,209	5,265,017
Cromwell Property Group	746,776	640,317
CubeSmart	134,709	4,701,344
CyrusOne, Inc.	81,159	6,419,677
Daiwa House REIT Investment Corp.	107	301,032
Derwent London PLC	24,901	1,032,518
Dexus	38,864	313,040
DiamondRock Hospitality Company	223,308	2,288,907
Douglas Emmett, Inc.	142,584	6,106,873
Equinix, Inc.	29,696	17,128,653
Equity LifeStyle Properties, Inc.	87,569	11,699,218
Equity Residential	136,999	11,817,534
Essential Properties Realty Trust, Inc.	102,132	2,339,844
Essex Property Trust, Inc.	19,908	6,502,948
Extra Space Storage, Inc.	91,600	10,700,712
Frasers Centrepoint Trust	558,100	1,106,893
Frontier Real Estate Investment Corp.	274	1,167,635
Gecina SA	10,498	1,649,480
Global One Real Estate Investment Corp.	804	1,086,752
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	13

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
GLP J-REIT	711	$943,336
Goodman Group	127,374	1,219,197
Granite Real Estate Investment Trust	51,189	2,478,601
Great Portland Estates PLC	127,359	1,174,975
Hammerson PLC	140,152	488,442
HCP, Inc.	258,626	9,214,844
Host Hotels & Resorts, Inc.	196,627	3,399,681
Hulic Reit, Inc.	244	448,625
InterRent Real Estate Investment Trust	66,429	820,303
Intu Properties PLC	189,656	103,328
Invitation Homes, Inc.	286,976	8,497,359
Japan Real Estate Investment Corp.	123	824,875
Japan Rental Housing Investments, Inc.	1,398	1,286,566
JBG SMITH Properties	86,217	3,380,569
Kilroy Realty Corp.	71,885	5,599,123
Kimco Realty Corp.	318,081	6,641,531
Klepierre SA	62,607	2,126,171
Lendlease Global Commercial REIT (B)(D)	103,400	65,834
Liberty Property Trust	48,684	2,498,950
Life Storage, Inc.	41,371	4,360,917
Link REIT	327,100	3,608,196
Mapletree Industrial Trust	336,700	591,983
Mapletree Logistics Trust	1,937,000	2,270,687
Medical Properties Trust, Inc.	355,629	6,956,103
Merlin Properties Socimi SA	146,697	2,048,092
Mid-America Apartment Communities, Inc.	70,109	9,114,871
Mirvac Group	718,217	1,483,742
Mori Hills REIT Investment Corp.	1,350	2,143,693
Mori Trust Sogo REIT, Inc.	544	975,128
Omega Healthcare Investors, Inc.	158,868	6,639,094
Paramount Group, Inc.	250,491	3,344,055
Park Hotels & Resorts, Inc.	58,044	1,449,359
Premier Investment Corp.	949	1,393,255
Prologis, Inc.	176,175	15,013,634
Realty Income Corp.	44,967	3,448,070
Regency Centers Corp.	13,146	913,516
Rexford Industrial Realty, Inc.	148,637	6,543,001
Ryman Hospitality Properties, Inc.	57,089	4,670,451
SBA Communications Corp.	12,831	3,094,196
Segro PLC	215,934	2,152,731
Simon Property Group, Inc.	53,789	8,372,258
STORE Capital Corp.	244,305	9,139,450
The GPT Group	661,932	2,752,585
14	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Real estate (continued)
Equity real estate investment trusts (continued)
The PRS REIT PLC	350,383	$381,416
The UNITE Group PLC	84,960	1,139,991
VEREIT, Inc.	868,301	8,491,984
Welltower, Inc.	132,895	12,046,932
XYMAX REIT Investment Corp.	448	542,715
Real estate management and development 3.5%
CapitaLand, Ltd.	581,200	1,485,649
Castellum AB	85,028	1,820,364
City Developments, Ltd.	73,900	525,695
CK Asset Holdings, Ltd.	260,500	1,764,912
Daibiru Corp.	58,000	596,085
Deutsche Wohnen SE	42,098	1,536,729
Fabege AB	116,812	1,924,290
Fastighets AB Balder, B Shares (B)	13,256	501,844
Grainger PLC	249,786	755,633
Hang Lung Properties, Ltd.	632,000	1,434,317
Mitsubishi Estate Company, Ltd.	209,100	4,043,268
Mitsui Fudosan Company, Ltd.	147,600	3,673,339
New World Development Company, Ltd.	2,479,588	3,220,143
Sino Land Company, Ltd.	956,000	1,436,883
Sun Hung Kai Properties, Ltd.	12,000	172,449
Swire Properties, Ltd.	418,000	1,311,852
Swiss Prime Site AG (B)	21,066	2,061,609
Tokyo Tatemono Company, Ltd.	23,100	326,049
Urban & Civic PLC	147,735	588,368
VGP NV	4,114	375,715
Vonovia SE	91,669	4,650,861
Utilities 5.2%		50,412,829
Electric utilities 2.0%
Avangrid, Inc.	52,457	2,740,878
CK Infrastructure Holdings, Ltd.	268,688	1,806,930
Duke Energy Corp.	13,657	1,309,160
Edison International	43,832	3,305,809
Enel Americas SA	1,407,783	257,668
Enel SpA	459,090	3,429,092
Iberdrola SA	394,065	4,095,836
NextEra Energy, Inc.	9,200	2,143,508
Gas utilities 0.9%
Beijing Enterprises Holdings, Ltd.	457,013	2,102,842
ENN Energy Holdings, Ltd.	187,197	1,937,361
Snam SpA	359,949	1,818,191
UGI Corp.	49,546	2,490,677
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	15

	Shares	Value
Utilities (continued)
Independent power and renewable electricity producers 0.6%
China Longyuan Power Group Corp., Ltd., H Shares	4,307,113	$2,420,078
Huaneng Renewables Corp., Ltd., H Shares	7,244,647	2,463,866
NextEra Energy Partners LP	11,543	609,932
TerraForm Power, Inc., Class A	44,361	808,479
Multi-utilities 1.3%
E.ON SE	277,342	2,696,497
Engie SA	205,171	3,348,847
National Grid PLC	254,305	2,753,424
Sempra Energy	23,672	3,494,224
Water utilities 0.4%
Cia de Saneamento do Parana	60,756	1,231,219
Guangdong Investment, Ltd.	760,578	1,488,545
Severn Trent PLC	62,357	1,659,766
Rights 0.0%		$31,620
(Cost $0)
Tahoe Resources, Inc. (Expiration Date: 12-31-49) (B)(D)(E)	83,300	31,620

	Yield (%)	Shares	Value
Securities lending collateral 4.8%			$46,760,783
(Cost $46,755,323)
John Hancock Collateral Trust (F)	2.1169(G)	4,672,947	46,760,783

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 0.5%				$4,268,867
(Cost $4,268,776)
U.S. Government Agency 0.2%				1,968,867
Federal Home Loan Bank Discount Note	1.500	10-01-19	1,270,000	1,270,000
Federal Home Loan Bank Discount Note	2.030	11-01-19	700,000	698,867

	Par value^	Value
Repurchase agreement 0.3%		2,300,000

Bank of America Corp. Tri-Party Repurchase Agreement dated 9-30-19 at 2.320% to be repurchased at $2,300,148 on 10-1-19, collateralized by $2,191,029 Government National Mortgage Association, 4.181% due 6-20-69 (valued at $2,346,000, including interest)	2,300,000	2,300,000

Total investments (Cost $1,056,140,961) 104.3%	$1,016,203,850
Other assets and liabilities, net (4.3%)	(41,540,625)
Total net assets 100.0%	$974,663,225

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
16	JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	All or a portion of this security is on loan as of 9-30-19.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 9-30-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
At 9-30-19, the aggregate cost of investments for federal income tax purposes was $1,063,222,329. Net unrealized depreciation aggregated to $47,018,479, of which $85,656,226 related to gross unrealized appreciation and $132,674,705 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	17

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 9-30-19 (unaudited)

Assets
Unaffiliated investments, at value (Cost $1,009,385,638) including $44,941,089 of securities loaned	$969,443,067
Affiliated investments, at value (Cost $46,755,323)	46,760,783
Total investments, at value (Cost $1,056,140,961)	1,016,203,850
Cash	3,830,834
Foreign currency, at value (Cost $1,151,608)	1,144,777
Dividends and interest receivable	2,292,533
Receivable for investments sold	6,970,928
Other assets	5,923
Total assets	1,030,448,845
Liabilities
Payable for investments purchased	6,644,508
Payable for fund shares repurchased	2,174,496
Payable upon return of securities loaned	46,754,079
Payable to affiliates
Accounting and legal services fees	90,436
Trustees' fees	177
Other liabilities and accrued expenses	121,924
Total liabilities	55,785,620
Net assets	$974,663,225
Net assets consist of
Paid-in capital	$991,241,889
Total distributable earnings (loss)	(16,578,664)
Net assets	$974,663,225

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class NAV ($974,663,225 ÷ 98,798,935 shares)	$9.87
18	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the six months ended  9-30-19 (unaudited)

Investment income
Dividends	$16,714,619
Interest	123,515
Securities lending	98,981
Less foreign taxes withheld	(778,180)
Total investment income	16,158,935
Expenses
Investment management fees	4,183,570
Accounting and legal services fees	96,716
Trustees' fees	8,846
Custodian fees	174,619
Printing and postage	8,226
Professional fees	48,963
Other	63,361
Total expenses	4,584,301
Less expense reductions	(282,507)
Net expenses	4,301,794
Net investment income	11,857,141
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	7,628,410
Affiliated investments	(157)
7,628,253
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(32,837,306)
Affiliated investments	(468)
(32,837,774)
Net realized and unrealized loss	(25,209,521)
Decrease in net assets from operations	$(13,352,380)
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	19

STATEMENTS OF CHANGES IN NET ASSETS

	Six months ended 9-30-19 (unaudited)	Year ended 3-31-19
Increase (decrease) in net assets
From operations
Net investment income	$11,857,141	$20,810,607
Net realized gain	7,628,253	9,292,729
Change in net unrealized appreciation (depreciation)	(32,837,774)	(5,644,732)
Increase (decrease) in net assets resulting from operations	(13,352,380)	24,458,604
Distributions to shareholders
Class NAV	—	(27,620,019)
Total distributions	—	(27,620,019)
From fund share transactions	(10,343,225)	63,663,726
Total increase (decrease)	(23,695,605)	60,502,311
Net assets
Beginning of period	998,358,830	937,856,519
End of period	$974,663,225	$998,358,830
20	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS NAV SHARES Period ended	9-30-19 [1]	3-31-19	3-31-18 [2]
Per share operating performance
Net asset value, beginning of period	$10.01	$10.00	$10.00
Net investment income[3]	0.12	0.21	0.03
Net realized and unrealized gain (loss) on investments	(0.26)	0.07	(0.03)
Total from investment operations	(0.14)	0.28	— [4]
Less distributions
From net investment income	—	(0.19)	—
From net realized gain	—	(0.08)	—
Total distributions	—	(0.27)	—
Net asset value, end of period	$9.87	$10.01	$10.00
Total return (%)[5]	(1.40) [6]	3.07	0.00 [6]
Ratios and supplemental data
Net assets, end of period (in millions)	$975	$998	$938
Ratios (as a percentage of average net assets):
Expenses before reductions	0.93 [7]	0.94	0.94 [7,8]
Expenses including reductions	0.87 [7]	0.88	0.88 [7,8]
Net investment income	2.41 [7]	2.07	3.84 [7]
Portfolio turnover (%)	29	73	40 [9]

[1]	Six months ended 9-30-19. Unaudited.
[2]	Period from 2-26-18 (commencement of operations) to 3-31-18.
[3]	Based on average daily shares outstanding.
[4]	Less than $0.005 per share.
[5]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[6]	Not annualized.
[7]	Annualized.
[8]	Certain expenses are presented unannualized due to the short reporting period.
[9]	Excludes in-kind transactions.
SEE NOTES TO FINANCIAL STATEMENTS	SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	21

Notes to financial statements (unaudited)
Note 1—Organization
John Hancock Diversified Real Assets Fund (the fund) is a series of John Hancock Investment Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek a long-term total return in excess of inflation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class NAV shares are offered to John Hancock affiliated funds of funds, retirement plans for employees of John Hancock and/or Manulife Financial Corporation, and certain 529 plans. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such
22	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of September 30, 2019, by major security category or type:
	Total value at 9-30-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Communication services	$9,884,007	$3,557,984	$6,326,023	—
Energy	369,978,049	284,022,502	85,955,547	—
Financials	2,757,256	2,412,200	345,056	—
Industrials	9,152,458	2,876,195	6,276,263	—
Information technology	3,786,205	3,786,205	—	—
Materials	168,245,646	158,517,677	9,681,745	$46,224
Real estate	350,926,130	272,918,444	77,941,852	65,834
Utilities	50,412,829	18,133,886	32,278,943	—
Rights	31,620	—	—	31,620
Securities lending collateral	46,760,783	46,760,783	—	—
Short-term investments	4,268,867	—	4,268,867	—
Total investments in securities	$1,016,203,850	$792,985,876	$223,074,296	$143,678
Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	23

collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.
Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of the fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund will invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT invests in short-term money market investments. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and
24	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of September 30, 2019, the fund loaned securities valued at $44,941,089 and received $46,754,079 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriation taxes imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund's custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a separate unsecured $50 million line of credit agreement with BNP Paribas. Subject to the needs of other affiliated funds, the fund can borrow up to the $50 million, subject to asset coverage and other limitations as specified in the agreement.
A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on a combination of fixed and asset based allocations and is reflected in Other expenses on the Statement of operations. For the six months ended September 30, 2019, the fund had no borrowings under the line of credit. Commitment fees for the six months ended September 30, 2019 were $6,053.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	25

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of March 31, 2019, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund's federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund's financial statements as a return of capital. The final determination of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders.
Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to characterization of distributions, wash sale loss deferrals and investments in passive foreign investment companies.
Note 3—Guarantees and indemnifications
Under the Trust's organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC). Prior to June 28, 2019, the Advisor was known as John Hancock Advisers, LLC and the Distributor was known as John Hancock Funds, LLC.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.850% of the first $2 billion of the fund’s average daily net assets and (b) 0.800% of the fund’s average daily net assets in excess of $2 billion. The Advisor has subadvisory agreements with DWS Investment Management Americas, Inc., Manulife Investment Management (North America) Limited, and Wellington Management Company LLP. Prior to May 7, 2019, Manulife Investment Management (North America) Limited was known as John Hancock Asset Management a division of Manulife Asset Management (North America) Limited. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each
26	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

fund. During the six months ended September 30, 2019, this waiver amounted to 0.01% of the fund’s average daily net assets on an annualized basis. This arrangement expires on July 31, 2021, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
The Advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund’s average daily net assets. This agreement expires on July 31, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.
The expense reductions described above amounted to $282,507 for the six months ended September 30, 2019.
Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the six months ended September 30, 2019, were equivalent to a net annual effective rate of 0.79% of the fund's average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These accounting and legal services fees incurred for the six months ended September 30, 2019 amounted to an annual rate of 0.02% of the fund's average daily net assets.
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Interfund lending program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with certain other funds advised by the Advisor or its affiliates, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating affiliated funds. At period end, no interfund loans were outstanding. Interest expense is included in Other expenses on the Statement of operations. The fund's activity in this program during the period for which loans were outstanding was as follows:
Borrower or Lender	Weighted Average Loan Balance	Days Outstanding	Weighted Average Interest Rate	Interest Income (Expense)
Borrower	$3,361,205	5	2.227%	($1,040)
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	27

Note 5—Fund share transactions
Transactions in fund shares for the six months ended September 30, 2019 and for the year ended March 31, 2019 were as follows:
	Six Months Ended 9-30-19		Year Ended 3-31-19
	Shares	Amount	Shares	Amount
Class NAV shares
Sold	4,016,303	$38,913,203	19,904,391	$205,831,083
Distributions reinvested	—	—	3,041,852	27,620,019
Repurchased	(4,923,447)	(49,256,428)	(17,029,182)	(169,787,376)
Net increase (decrease)	(907,144)	$(10,343,225)	5,917,061	$63,663,726
Total net increase (decrease)	(907,144)	$(10,343,225)	5,917,061	$63,663,726
Affiliates of the fund owned 100% of shares of Class NAV on September 30, 2019. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $277,621,001 and $283,359,837, respectively, for the six months ended September 30, 2019.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors.
Note 8—Investment by affiliated funds
Certain investors in the fund are affiliated funds that are managed by the Advisor and its affiliates. The affiliated funds do not invest in the fund for the purpose of exercising management or control; however, this investment may represent a significant portion of the fund's net assets. At September 30, 2019, funds within the John Hancock group of funds complex held 100.0% of the fund's net assets. The following fund(s) had an affiliate ownership of 5% or more of the fund's net assets:
Portfolio	Affiliated Concentration
John Hancock Funds II Multimanager Lifestyle Growth Portfolio	31.4%
John Hancock Funds II Multimanager Lifestyle Balanced Portfolio	25.7%
John Hancock Funds II Multimanager Lifestyle Aggressive Portfolio	12.4%
John Hancock Funds II Multimanager Lifestyle Moderate Portfolio	5.9%
28	JOHN HANCOCK Diversified Real Assets Fund | SEMIANNUAL REPORT

Note 9—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
					Dividends and distributions
Affiliate	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust*	3,443,184	24,467,339	(23,237,576)	4,672,947	—	—	$(157)	$(468)	$46,760,783

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
SEMIANNUAL REPORT | JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND	29

CONTINUATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management, LLC (the Advisor, formerly John Hancock Advisers, LLC), the Subadvisory Agreements (the Subadvisory Agreements) with DWS Investment Management Americas, Inc., Manulife Investment Management (North America) Limited (formerly Manulife Asset Management (North America) and hereinafter referred to as Manulife IM (NA)), and Wellington Management Company LLP (the Subadvisors), the Sub-Subadvisory Agreement (the Sub-Subadvisory Agreement) as applicable, with RREEF America L.L.C., and the Sub-Sub-Subadvisory Agreements (the Sub-Sub-Subadvisory Agreements) as applicable, with DWS Alternatives Global Limited and DWS Investments Australia Limited for John Hancock Diversified Real Assets Fund (the fund). The Advisory Agreement, Subadvisory Agreements, the Sub-Subadvisory Agreement and the Sub-Sub-Subadvisory Agreements are collectively referred to as the Agreements. Prior to the June 23-26, 2019 in-person meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at an in-person meeting held on May 28-30, 2019. Approval of Advisory and Subadvisory Agreements.

At in-person meetings held on June 23-26, 2019, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreements between the Advisor and the Subadvisors with respect to the fund.

In considering the Advisory Agreement and the Subadvisory Agreements, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisors, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisors, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisors regarding the nature, extent and quality of services provided by the Advisor and the Subadvisors under their respective Agreements, as well as information regarding the Advisor's revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreements are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisors is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisors to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from each Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of Manulife IM (NA) with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor's affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       30

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board's conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board's ongoing regular review of fund performance and operations throughout the year.

Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor's compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust's Chief Compliance Officer (CCO) regarding the fund's compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund's compliance programs, risk management programs, liquidity management programs and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by each Subadvisor, and is also responsible for monitoring and reviewing the activities of each Subadvisor and other third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor's management and the quality of the performance of the Advisor's duties, through Board meetings, discussions and reports during the preceding year and through each Trustee's experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a)	the skills and competency with which the Advisor has in the past managed the Trust's affairs and its subadvisory relationship, the Advisor's oversight and monitoring of the Subadvisors' investment performance and compliance programs, such as the Subadvisors' compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor's timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor's personnel;
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       31

(c)	the Advisor's compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor's administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor's oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
(f)	the Advisor's initiatives intended to improve various aspects of the Trust's operations and investor experience with the fund; and
(g)	the Advisor's reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.

Investment performance. In considering the fund's performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund's performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a)	reviewed information prepared by management regarding the fund's performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor's analysis of the fund's performance and its plans and recommendations regarding the Trust's subadvisory arrangements generally.

The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the since-inception period ended December 31, 2018. The Board also noted that the fund outperformed its peer group average for the since-inception period ended December 31, 2018. The Board took into account management's discussion of the fund's performance, including the favorable performance relative to the peer group for the since-inception period. The Board concluded that the fund's performance has generally been in line with or outperformed the historical performance of comparable funds. The Board noted the relatively recent inception period of the fund.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund's contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and each Subadvisor. The Board considered the fund's ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund's ranking within a broader group of funds. In comparing the fund's contractual and net management fees to those of comparable funds, the Board noted

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       32

that such fees include both advisory and administrative costs. The Board noted that net management fees for the fund are higher than the peer group median and total expenses for the fund are lower than the peer group median.

The Board took into account management's discussion of the fund's expenses. The Board also took into account management's discussion with respect to overall management fee and the fees of the Subadvisors, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fees, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fees, and that such fees are negotiated at arm's length with respect to the unaffiliated Subadvisors. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund's operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduces management fees as assets increase. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor's and Subadvisors' services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.

Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates from the Advisor's relationship with the Trust, the Board:

(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor's allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor's allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund's distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       33

(i)	noted that the subadvisory fee for the fund is paid by the Advisor and is negotiated at arm's length with respect to the unaffiliated Subadvisors;
(j)	considered the Advisor's ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(k)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor including entrepreneurial, operational, reputational, litigation and regulatory risk.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates from their relationship with the fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund's advisory fee structure and concluded that: (i) the fund's fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management's discussion of the fund's advisory fee structure; and
(c)	the Board also considered the effect of the fund's growth in size on its performance and fees. The Board also noted that if the fund's assets increase over time, the fund may realize other economies of scale.

Approval of Subadvisory Agreements

In making its determination with respect to approval of the Subadvisory Agreements, the Board reviewed:

(1)	information relating to the Subadvisors' businesses, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds;
(3)	the subadvisory fees for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data; and
(4)	information relating to the nature and scope of any material relationships and their significant to the Trust's Advisor and unaffiliated Subadvisors.

Nature, extent, and quality of services. With respect to the services provided by the Subadvisors, the Board received information provided to the Board by the Subadvisors, including each Subadvisor's Form ADV, as well as took into account information presented throughout the past year. The Board considered each Subadvisor's current level of staffing and its overall resources, as well as received information relating to each Subadvisor's compensation

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       34

program. The Board reviewed each Subadvisor's history and investment experience, as well as information regarding the qualifications, background, and responsibilities of each Subadvisor's investment and compliance personnel who provide services to the fund. The Board also considered, among other things, each Subadvisor's compliance program and any disciplinary history. The Board also considered each Subadvisor's risk assessment and monitoring process. The Board reviewed each Subadvisor's regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of each Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust's CCO and his staff conduct regular, periodic compliance reviews with each Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of each Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisors.

The Board considered each Subadvisor's investment process and philosophy. The Board took into account that each Subadvisor's responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund's investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to each Subadvisor's brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreements are paid by the Advisor and not the fund.

The Board also relied on the ability of the Advisor to negotiate the Subadvisory Agreements with the Subadvisors, which are not affiliated with the Advisor, and the fees thereunder at arm's length. As a result, the costs of the services to be provided and the profits to be realized by unaffiliated Subadvisors from its relationship with the Trust were not a material factor in the Board's consideration of the Subadvisory Agreements.

The Board also received information regarding the nature and scope (including their significance to the Advisor and its affiliates and to the unaffiliated Subadvisors) of any material relationships with respect to the unaffiliated Subadvisors, which include arrangements in which the Subadvisors or its affiliates provide advisory, distribution, or management services in connection with financial products sponsored by the Advisor or its affiliates, and may include other registered investment companies, a 529 education savings plan, managed separate accounts and exempt group annuity contracts sold to qualified plans. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreements.

In addition, the Board considered other potential indirect benefits that the Subadvisors and its affiliates may receive from the Subadvisors' relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.

Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to each Subadvisor. As noted above, the Board also considered the fund's subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisors with respect to the fund and compared them to fees charged

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       35

by each Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the fund's performance as compared to the fund's peer group and the benchmark index and noted that the Board reviews information about the fund's performance results at its regularly scheduled meetings. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisors. The Board was mindful of the Advisor's focus on the Subadvisors' performance. The Board also noted the Subadvisors' long-term performance record for similar accounts, as applicable.

The Board's decision to approve the Subadvisory Agreements was based on a number of determinations, including the following:

(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the historical performance of comparable funds;
(3)	the subadvisory fees are reasonable in relation to the level and quality of services being provided; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.

* * *

Based on the Board's evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreements would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreements for an additional one-year period.

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       36

More information

Trustees

Hassell H. McClellan, Chairperson
Steven R. Pruchansky, Vice Chairperson
Andrew G. Arnott†
Charles L. Bardelis*
James R. Boyle
Peter S. Burgess*
William H. Cunningham
Grace K. Fey
Marianne Harrison†
Deborah C. Jackson
James M. Oates*
Gregory A. Russo

Officers

Andrew G. Arnott
President

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

Christopher (Kit) Sechler
Secretary and Chief Legal Officer

Investment advisor

John Hancock Investment Management LLC

Subadvisors

DWS Investment Management Americas, Inc. (DIMA)
Sub-Subadvisor RREEF America L.L.C. (RREEF)
Manulife Investment Management (North America) Limited (Manulife IM (NA))
Wellington Management Company LLP (Wellington)

Portfolio Managers

The Investment Management Teams at RREEF, Manulife IM (NA), and Wellington

Principal distributor

John Hancock Investment Management Distributors LLC

Custodian

Citibank, N.A.

Legal counsel

K&L Gates LLP

* Member of the Audit Committee
† Non-Independent Trustee

The fund's proxy voting policies and procedures, as well as the fund proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

All of the fund's holdings as of the end of the third month of every fiscal quarter are filed with the SEC on Form N-PORT within 60 days of the end of the fiscal quarter. The fund's Form N-PORT filings are available on our website and the SEC's website, sec.gov.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-225-5291.

You can also contact us:
800-225-5291 jhinvestments.com	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 2000 Crown Colony Drive Suite 55913 Quincy, MA 02169-0953

SEMIANNUAL REPORT   |   JOHN HANCOCK DIVERSIFIED REAL ASSETS FUND       37

John Hancock family of funds

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A fund's investment objectives, risks, charges, and expenses should be considered carefully before investing. The prospectus contains this and other important information about the fund. To obtain a prospectus, contact your financial professional, call John Hancock Investment Management at 800-225-5291, or visit our website at jhinvestments.com. Please read the prospectus carefully before investing or sending money.

ASSET ALLOCATION

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EXCHANGE-TRADED FUNDS

John Hancock Multifactor Consumer Discretionary ETF

John Hancock Multifactor Consumer Staples ETF

John Hancock Multifactor Developed International ETF

John Hancock Multifactor Emerging Markets ETF

John Hancock Multifactor Energy ETF

John Hancock Multifactor Financials ETF

John Hancock Multifactor Healthcare ETF

John Hancock Multifactor Industrials ETF

John Hancock Multifactor Large Cap ETF

John Hancock Multifactor Materials ETF

John Hancock Multifactor Media and
Communications ETF

John Hancock Multifactor Mid Cap ETF

John Hancock Multifactor Small Cap ETF

John Hancock Multifactor Technology ETF

John Hancock Multifactor Utilities ETF

ENVIRONMENTAL, SOCIAL, AND
GOVERNANCE FUNDS

ESG All Cap Core

ESG Core Bond

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CLOSED-END FUNDS

Financial Opportunities

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Income Securities Trust

Investors Trust

Preferred Income

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Premium Dividend

Tax-Advantaged Dividend Income

Tax-Advantaged Global Shareholder Yield

John Hancock Multifactor ETF shares are bought and sold at market price (not NAV), and are not individually redeemed from the fund. Brokerage commissions will reduce returns.

John Hancock ETFs are distributed by Foreside Fund Services, LLC, and are subadvised by Dimensional Fund Advisors LP.
Foreside is not affiliated with John Hancock Investment Management Distributors LLC or Dimensional Fund Advisors LP.

Dimensional Fund Advisors LP receives compensation from John Hancock in connection with licensing rights to the
John Hancock Dimensional indexes. Dimensional Fund Advisors LP does not sponsor, endorse, or sell, and makes no representation as to the advisability of investing in, John Hancock Multifactor ETFs.

John Hancock Investment Management

A trusted brand

John Hancock Investment Management is a premier asset manager representing one of America's most trusted brands, with a heritage of financial stewardship dating back to 1862. Helping our shareholders pursue their financial goals is at the core of everything we do. It's why we support the role of professional financial advice and operate with the highest standards of conduct and integrity.

A better way to invest

We serve investors globally through a unique multimanager approach:
We search the world to find proven portfolio teams with specialized expertise for every strategy we offer, then we apply robust investment oversight to ensure they continue to meet our uncompromising standards and serve the best interests of our shareholders.

Results for investors

Our unique approach to asset management enables us to provide a diverse set of investments backed by some of the world's best managers, along with strong risk-adjusted returns across asset classes.

John Hancock Investment Management Distributors LLC ■ Member FINRA, SIPC
200 Berkeley Street ■ Boston, MA 02116-5010 ■ 800-225-5291 ■ jhinvestments.com

This report is for the information of the shareholders of John Hancock Diversified Real Assets Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

MF802044	DRASA 9/19 11/19

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

(a) The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. EXHIBITS.

(a)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating and Governance Committee Charter”.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	November 18, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	November 18, 2019